Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Critical accounting estimates and judgments [line items]
Impairment charges	¥ 122,927	¥ 126,623	¥ 141,457
Impairment losses on goodwill	62,624	28,607	74,616
Provision	194,818	188,267	194,700	¥ 213,250
Net assets of retirement benefits	232,456	279,567
Deferred tax assets	37,073	19,436		¥ 19,192
Net total of deferred tax assets and liabilities amounted to net liabilities	230,292	378,305	238,240
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 148,409	¥ 145,179	¥ 157,333
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%